Stock-based Compensation - Summary of Activity under Stock Option Plans (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Opening Balance, Options	9,280	8,322
Granted, Options	4,050	3,156
Exercised, Options	(533)	(176)
Cancelled, Options	(488)	(2,022)
Closing Balance, Options	12,309	9,280	8,322
Closing Balance, Exercisable	5,480	4,203
Opening Balance, Weighted Average Exercise Price	$ 0.74	$ 0.59
Weighted Average Exercise Price, Granted	1.06	1.11
Weighted Average Exercise Price, Exercised	0.66	0.36
Weighted Average Exercise Price, Cancelled	1	0.73
Closing Balance, Weighted Average Exercise Price	0.84	0.74	$ 0.59
Closing Balance, Weighted Average Exercise Price, Exercisable	$ 0.67	$ 0.6
Weighted Average Remaining Contractual Term	8 years 1 month 6 days	8 years	8 years 10 months 24 days
Weighted Average Remaining Contractual Term, Exercisable	7 years 3 months 18 days	7 years 1 month 6 days
Aggregate Intrinsic Value	$ 3,135	$ 2,953	$ 4,478
Aggregate Intrinsic Value, Exercisable	$ 2,306	$ 1,881